Other liabilities	12 Months Ended
Dec. 31, 2020
Other liabilities
Other liabilities

23       Other liabilities

	At December 31,
	2020	2019
Non-current
Concession fee payable (1)	655,221	777,093
Advances from customers	15,469	21,437
Provisions for legal claims (4)	4,251	5,319
Provision for maintenance costs (2)	17,081	20,034
Other taxes payable	1,139	2,548
Employee benefit obligation (3)	8,694	8,079
Salary payable	721	488
Other liabilities with related parties (Note 27)	1,398	1,726
Other payables	24,772	11,686
	728,746	848,410
Current
Concession fee payable (1)	86,483	120,578
Other taxes payable	23,033	22,956
Salary payable	22,061	37,976
Other liabilities with related parties (Note 27)	7,143	5,812
Advances from customers	4,522	4,848
Provision for maintenance cost (2)	10,114	8,887
Expenses provisions	2,018	1,934
Provisions for legal claims (4)	932	1,159
Other payables (*)	24,507	25,972
	180,813	230,122

(*) As of December 31, 2020, includes deferred income for a total amount of USD 8,751 (USD 8,112 as of December 31, 2019)

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2020	180,934	106,290	239,243	1,730,532	2,256,999
At December 31, 2019	230,181	90,917	275,982	1,867,441	2,464,521

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

(1) The most significant amounts included in Concession fee payable line are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.

The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132, payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800, payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate.

The Group initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable within other liabilities.

The Group estimates this fixed concession fee to be divided in two parts:

(a)	Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and
(b)	the second portion relates to the Group estimation of the value of the right of use after the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport or contract modifications are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the period.

b)Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the regulatory authority in Brazil (ANAC). After that limit, concession fee is calculated at 4.5%.

Changes in the year of the Concession fee payable is as follows:

	2020	2019
Balances at the beginning of the year	897,671	907,954
Concession fee payable due to concession extension	—	4,359
Financial result	75,211	88,488
Concession fees	59,331	146,884
Payments (*)	(59,171)	(208,310)
Payments in advance	—	(3,595)
Re-equilibrium compensation (Note 8)	(35,326)	—
Translation differences and inflation adjustment	(196,012)	(38,109)
Balances at the end of the year	741,704	897,671

(*) In light of Covid-19 pandemic context, some governments have implemented measures aligned to the current environment such as the deferral of payment periods to relieve the liquidity situation of the airport sector.

On April 23, 2020, the Italian Ente Nazionale per l'Aviazione Civile (“ENAC”), in agreement with the Ministry of Infrastructure and Transport, ordered the suspension of the payment of airports concession fees, due in July. For 2020, the payment will be commensurate with the traffic actually recorded during the year and must be paid by January 31, 2021.

On October 23, 2020, the Ministério da Infraestrutura of Brazil issued an order (Portaria No. 157) that allow companies to re-schedule at least 50% of their 2020 concession fee payment. On November 2, 2020, ICAB re-scheduled 50% of its fixed concession fees payment of 2020, in accordance with the provisions of the aforementioned order, to the six final years of the concession. The Government order (Portaria No. 157) determined that re-scheduling the payments of the concession fee must not exceed, for each financial year, 75% above the original value and 50% above the original value for the last five years of the concession.

On December 17, 2020 AA2000 reached an agreement with ORSNA in relation with past due payments of concession fees and development trusts suspended during 2020, for approximately USD 38 million that will be paid in installments between October 2021 and September 2022.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2020	2019
Balances at the beginning of the year	28,921	29,097
Accrual of the year	2,303	3,134
Use of the provision	(6,300)	(2,750)
Translation differences and inflation adjustment	2,271	(560)
Balances at the end of the year	27,195	28,921

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

The assumptions used for the purposes of valuation of Toscana Aeroporti long term benefits at December 31, 2020 are:

-  Annual discount rate: 0.39% (0.77% in 2019)

-  Annual inflation rate: 1.0% (1.0% in 2019)

-  Annual employee termination benefit increase rate: 2.25% (2.25% in 2019)

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit.

The sensibility in relation with the provision of Toscana is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25) %	2.5%	(2.5) %
Provision for salary payable	6,704	7,392	7,133	6,940	6,877	7,104

The assumptions used for the valuation of TAGSA at December 31, 2020 are:

-  Annual discount rate: 3.33% (4.21% in 2019)

-  Annual turnover rate: 12.32% (10.22% in 2019)

-  Annual employee termination benefit (in years): 8.33 (7.50 in 2019)

-  Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2019) (*)

-  Annual employee future wage increase: 1.31% (2.00% in 2019)

(*)Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the prevision of TAGSA is as follows:

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,530	1,718	1,720	1,528	1,588	1,656

Changes of the provision in the year is as follows:

	2020	2019
Balances at the beginning of the year	8,079	8,038
Actuarial gain/loss (in other comprehensive income)	19	227
Interest for services	99	136
Service Cost	372	304
Amounts paid in the year	(467)	(495)
Translation differences and inflation adjustment	592	(131)
At the end of the year	8,694	8,079

The amounts shown in the Consolidated Statement of Comprehensive Income for USD (188) in 2020 (USD (208) in 2019) correspond to the actuarial (loss)/income of USD (244) (USD (257) in 2019), net of taxes of USD 56 (USD 49 in 2019).

(4) Changes in the year of the provision for legal claims is as follows:

	2020	2019
Balances at the beginning of the year	6,478	9,683
Accrual of the year	1,488	1,153
Use of the provision	(1,962)	(3,485)
Translation differences and inflation adjustment	(821)	(873)
Balances at the end of the year	5,183	6,478